Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 289,100,000,000
Depreciation expenses	(28,760,000,000)		$ (27,805,000,000)	$ (26,989,000,000)
Additions	31,265,000,000		35,613,000,000	25,195,000,000
Ending balance	291,528,000,000	$ 9,488	289,100,000,000
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	281,849,000,000		273,823,000,000
Impairment losses	0		0	0
Ending balance	285,329,000,000		281,849,000,000	273,823,000,000
Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	925,938,000,000		920,415,000,000	918,513,000,000
Additions	31,265,000,000		35,613,000,000	25,195,000,000
Disposal	(19,716,000,000)		(30,234,000,000)	(22,796,000,000)
Effect of foreign exchange differences	232,000,000		(72,000,000)	(98,000,000)
Acquired by business combinations (Note 14)				142,000,000
Others	1,173,000,000		216,000,000	(541,000,000)
Ending balance	938,892,000,000		925,938,000,000	920,415,000,000
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(644,089,000,000)		(646,592,000,000)	(642,143,000,000)
Depreciation expenses	(28,701,000,000)		(27,728,000,000)	(26,907,000,000)
Disposal	19,695,000,000		30,204,000,000	22,489,000,000
Effect of foreign exchange differences	(112,000,000)		32,000,000	41,000,000
Acquired by business combinations (Note 14)				(94,000,000)
Others	(356,000,000)		(5,000,000)	22,000,000
Ending balance	(653,563,000,000)		(644,089,000,000)	(646,592,000,000)
Land [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	102,645,000,000		101,991,000,000
Ending balance	103,664,000,000		102,645,000,000	101,991,000,000
Land [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	102,645,000,000		101,991,000,000	99,103,000,000
Additions	460,000,000		0	67,000,000
Disposal	(4,000,000)		0	(270,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)				0
Others	563,000,000		654,000,000	3,091,000,000
Ending balance	103,664,000,000		102,645,000,000	101,991,000,000
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	220,000,000		231,000,000
Ending balance	201,000,000		220,000,000	231,000,000
Land improvements [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,662,000,000		1,630,000,000	1,618,000,000
Additions	0		0	0
Disposal	(6,000,000)		(1,000,000)	(19,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)				0
Others	19,000,000		33,000,000	31,000,000
Ending balance	1,675,000,000		1,662,000,000	1,630,000,000
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,442,000,000)		(1,399,000,000)	(1,375,000,000)
Depreciation expenses	(39,000,000)		(43,000,000)	(43,000,000)
Disposal	7,000,000		1,000,000	19,000,000
Effect of foreign exchange differences			0	0
Others	0		(1,000,000)	0
Ending balance	(1,474,000,000)		(1,442,000,000)	(1,399,000,000)
Buildings [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	40,780,000,000		41,642,000,000
Ending balance	40,267,000,000		40,780,000,000	41,642,000,000
Buildings [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	71,358,000,000		70,889,000,000	71,001,000,000
Additions	133,000,000		37,000,000	18,000,000
Disposal	(7,000,000)		(29,000,000)	(49,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)				0
Others	1,046,000,000		461,000,000	(81,000,000)
Ending balance	72,530,000,000		71,358,000,000	70,889,000,000
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(30,578,000,000)		(29,247,000,000)	(27,977,000,000)
Depreciation expenses	(1,452,000,000)		(1,401,000,000)	(1,366,000,000)
Disposal	7,000,000		29,000,000	49,000,000
Effect of foreign exchange differences	0		0	0
Others	(240,000,000)		41,000,000	47,000,000
Ending balance	(32,263,000,000)		(30,578,000,000)	(29,247,000,000)
Computer equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,585,000,000		1,767,000,000
Ending balance	1,535,000,000		1,585,000,000	1,767,000,000
Computer equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,217,000,000		12,406,000,000	13,005,000,000
Additions	102,000,000		72,000,000	55,000,000
Disposal	(808,000,000)		(1,734,000,000)	(1,245,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)				70,000,000
Others	578,000,000		473,000,000	521,000,000
Ending balance	11,089,000,000		11,217,000,000	12,406,000,000
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,632,000,000)		(10,639,000,000)	(11,068,000,000)
Depreciation expenses	(725,000,000)		(716,000,000)	(770,000,000)
Disposal	807,000,000		1,724,000,000	1,243,000,000
Effect of foreign exchange differences			0	0
Acquired by business combinations (Note 14)				(40,000,000)
Others	(4,000,000)		(1,000,000)	(4,000,000)
Ending balance	(9,554,000,000)		(9,632,000,000)	(10,639,000,000)
Telecommunications equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	123,001,000,000		117,113,000,000
Ending balance	122,111,000,000		123,001,000,000	117,113,000,000
Telecommunications equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	713,534,000,000		710,776,000,000	706,032,000,000
Additions	149,000,000		84,000,000	118,000,000
Disposal	(18,395,000,000)		(27,916,000,000)	(20,619,000,000)
Effect of foreign exchange differences	209,000,000		(64,000,000)	(91,000,000)
Acquired by business combinations (Note 14)				0
Others	24,571,000,000		30,654,000,000	25,336,000,000
Ending balance	720,068,000,000		713,534,000,000	710,776,000,000
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(590,533,000,000)		(593,663,000,000)	(590,338,000,000)
Depreciation expenses	(25,654,000,000)		(24,802,000,000)	(23,994,000,000)
Disposal	18,382,000,000		27,900,000,000	20,600,000,000
Effect of foreign exchange differences	(110,000,000)		31,000,000	41,000,000
Others	(42,000,000)		1,000,000	28,000,000
Ending balance	(597,957,000,000)		(590,533,000,000)	(593,663,000,000)
Transportation equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	228,000,000		176,000,000
Ending balance	298,000,000		228,000,000	176,000,000
Transportation equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,927,000,000		3,894,000,000	3,912,000,000
Additions	1,000,000		0	1,000,000
Disposal	(104,000,000)		(84,000,000)	(45,000,000)
Effect of foreign exchange differences	0		0	0
Acquired by business combinations (Note 14)				0
Others	147,000,000		117,000,000	26,000,000
Ending balance	3,971,000,000		3,927,000,000	3,894,000,000
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,699,000,000)		(3,718,000,000)	(3,694,000,000)
Depreciation expenses	(77,000,000)		(65,000,000)	(68,000,000)
Disposal	104,000,000		84,000,000	45,000,000
Effect of foreign exchange differences			0	0
Others	(1,000,000)		0	(1,000,000)
Ending balance	(3,673,000,000)		(3,699,000,000)	(3,718,000,000)
Miscellaneous equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,604,000,000		2,374,000,000
Ending balance	2,826,000,000		2,604,000,000	2,374,000,000
Miscellaneous equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,809,000,000		10,300,000,000	10,090,000,000
Additions	253,000,000		198,000,000	150,000,000
Disposal	(392,000,000)		(470,000,000)	(520,000,000)
Effect of foreign exchange differences	4,000,000		(2,000,000)	0
Acquired by business combinations (Note 14)				72,000,000
Others	794,000,000		783,000,000	508,000,000
Ending balance	11,468,000,000		10,809,000,000	10,300,000,000
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,205,000,000)		(7,926,000,000)	(7,662,000,000)
Depreciation expenses	(754,000,000)		(701,000,000)	(666,000,000)
Disposal	388,000,000		466,000,000	504,000,000
Effect of foreign exchange differences	(2,000,000)		1,000,000	0
Acquired by business combinations (Note 14)				(54,000,000)
Others	(69,000,000)		(45,000,000)	(48,000,000)
Ending balance	(8,642,000,000)		(8,205,000,000)	(7,926,000,000)
Construction in Progress and Equipment to be Accepted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,786,000,000		8,529,000,000
Ending balance	14,427,000,000		10,786,000,000	8,529,000,000
Construction in Progress and Equipment to be Accepted [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,786,000,000		8,529,000,000	13,752,000,000
Additions	30,167,000,000		35,222,000,000	24,786,000,000
Disposal	0		0	(29,000,000)
Effect of foreign exchange differences	19,000,000		(6,000,000)	(7,000,000)
Acquired by business combinations (Note 14)				0
Others	(26,545,000,000)		(32,959,000,000)	(29,973,000,000)
Ending balance	14,427,000,000		10,786,000,000	8,529,000,000
Construction in Progress and Equipment to be Accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	(29,000,000)
Depreciation expenses	0		0	0
Disposal	0		0	29,000,000
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	$ 0		$ 0	$ 0